Document And Entity Information	Mar. 17, 2022
Document Information [Line Items]
Entity, Registrant Name	LiqTech International, Inc.
Document, Type	8-K/A
Document, Period End Date	Mar. 17, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-36210
Entity, Tax Identification Number	20-1431677
Entity, Address, Address Line One	Industriparken 22C
Entity, Address, Postal Zip Code	2750
Entity, Address, City or Town	Ballerup
Entity, Address, Country	DK
City Area Code	45 3
Local Phone Number	131 5941
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LIQT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 03-17-22
Amendment Flag	true
Entity, Central Index Key	0001307579